Issuance of Negotiable Obligations - Summary of Negotiable Obligations - Cordial Compania Financiera S A (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Global Program for Issuance of Negotiable Obligations [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 1,383,817	$ 1,012,661	$ 2,540,433
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Grupo Supervielle Class XIII [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	01/31/2014
Maturity date	01/31/2019
Borrowings interest rate basis	Badlar + Spread 6,25%
Borrowings	$ 28,023	37,794	46,919
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Grupo Supervielle Class XX [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	07/28/2015
Maturity date	01/28/2017
Borrowings interest rate basis	Mixed
Borrowings			249,185
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Banco Supervielle Class V [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	11/20/2015
Maturity date	05/20/2017
Borrowings interest rate basis	Badlar + Spread 4,5%
Borrowings			643,900
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Banco Supervielle Class VI [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	10/12/2016
Maturity date	10/12/2016
Borrowings interest rate basis	Badlar + Spread 3,5%
Borrowings		658,017	817,307
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligation Banco Supervielle Class VI [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	11/17/2016
Maturity date	11/17/2017
Borrowings interest rate basis	Badlar + Spread 3,5%
Borrowings			510,048
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Banco Supervielle Class A [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	02/09/2017
Maturity date	08/09/2020
Borrowings interest rate basis	Badlar + Spread 4,5%
Borrowings	$ 4,200,603	7,256,569
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Banco Supervielle Class B [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	12/22/17
Maturity date	12/22/2019
Borrowings interest rate basis	Floating TM20 + Spread 3,25%
Borrowings	$ 600,155	930,628
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Banco Supervielle Class C [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	12/22/17
Maturity date	12/22/2021
Borrowings interest rate basis	Badlar + Spread 4,25%
Borrowings	$ 667,236	976,054
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Banco Supervielle Class D [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	02/14/18
Maturity date	08/14/2019
Borrowings interest rate basis	Badlar + Spread 3,5%
Borrowings	$ 768,861
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Banco Supervielle Class E [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	02/14/18
Maturity date	02/14/2023
Borrowings interest rate basis	Badlar + Spread 4,05%
Borrowings	$ 1,687,173
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Cordial Compania Financiera Class IX [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	10/06/2015
Maturity date	04/06/2017
Borrowings interest rate basis	Badlar + Spread 5,95%
Borrowings			174,092
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Cordial Compania Financiera Class X [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	05/19/2016
Maturity date	11/19/2017
Borrowings interest rate basis	Badlar + Spread 5,5%
Borrowings			377,843
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Cordial Compania Financiera Class XI [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	10/25/2016
Maturity date	04/24/2018
Borrowings interest rate basis	Badlar + Spread 3,57%
Borrowings		309,734	386,875
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Cordial Compania Financiera Class XII [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	12/23/2016
Maturity date	12/23/2017
Borrowings interest rate basis	Fixed 24,90%
Borrowings			287,252
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Cordial Compania Financiera Class XIII [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	12/23/2016
Maturity date	06/23/2018
Borrowings interest rate basis	Badlar + Spread 4%
Borrowings		225,087	282,104
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Cordial Compania Financiera Class XIV [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	05/11/2017
Maturity date	05/11/2019
Borrowings interest rate basis	Badlar + Spread 3,5%
Borrowings	$ 397,590	850,654
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Cordial Compania Financiera Class XV [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	08/24/2017
Maturity date	02/23/2019
Borrowings interest rate basis	Badlar + Spread 3,75%
Borrowings	$ 365,401	625,210
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Cordial Compania Financiera Class XVI [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	11/22/2017
Maturity date	11/21/2019
Borrowings interest rate basis	Floating TM20 + Spread 4,25%
Borrowings	$ 541,013	811,490
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Micro Lending Class II [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	08/16/2016
Maturity date	08/16/2019
Borrowings interest rate basis	Badlar + Spread 5%
Borrowings	$ 20,004
Cordial Compania Financiera S.A. [member] | Global Program For Issuance Of Negotiable Obligations Micro Lending Class III [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	10/04/2017
Maturity date	10/05/2020
Borrowings interest rate basis	Badlar + Spread 7%
Borrowings	$ 31,112
Cordial Compania Financiera S.A. [member] | Global Program for Issuance of Negotiable Obligations [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 9,307,171	$ 12,681,237	$ 3,775,525